INVESCO FUNDS                                INVESCO FUNDS GROUP, INC.
                                             7800 East Union Avenue
                                             Denver, Colorado  80237
                                             Post Office Box 173706
                                             Denver, Colorado  80217-3706
                                             Telephone: 303-930-6300


November 5, 1998



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:   INVESCO Tax-Free Income Funds, Inc.
      1933 Act No. 002-72165
      1940 Act No. 811-3177
      CIK No. 0000352662

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act") (submission type 497), INVESCO Tax-Free Income Funds, Inc. (the "Fund"), hereby submits for filing on EDGAR this certification that the definitive form of its Prospectus for its two series, INVESCO Tax-Free Long-Term Bond Fund and INVESCO Tax-Free Intermediate Bond Fund, and its Statement of Additional Information for filing under Rule 497(j) does not differ from that contained in the Post-Effective Amendment No. 26 under the Securities Act of 1933 and Amendment No. 27 under the Investment Company Act of 1940 to the Fund's Registration Statement which was electronically filed pursuant to Rule 485(b) on October 28, 1998. This Post-Effective Amendment became effective November 1, 1998.

If you have any questions or comments, please contact the undersigned at 303/930-6200.

Sincerely,


/s/ James F. Lummanick
---------------------------------
James F. Lummanick
Vice President and Assistant
  General Counsel